Summary of material accounting policies	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Summary of material accounting policies

3.Summary of material accounting policies

Presentation of the consolidated financial statements

The consolidated financial statements include the accounts of the Company and its subsidiaries as at December 31, 2025.

Name	Description	Participation

Quantum eHealth Inc.	Development and commercialization of healthcare applications	100%
Quantum eMotion America Inc.	Development and commercialization in the US cybersecurity space	100%

Material accounting policies

The Company’s material accounting policies are outlined below and have been applied consistently to all years presented.

(a)   Foreign currency

The Company’s functional currency is the Canadian dollar. Transactions in foreign currencies are translated into the functional currency of the Company at exchange rates prevailing at the transaction dates (spot exchange rates). Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate as at December 31.

Non-monetary items that are measured at historical cost are translated using the exchange rate at the date of the transaction. Translation gains and losses are recognized in the statement of net loss.

(b)   Investments

Investments consist of highly liquid short-term interest-bearing securities readily available to convert into cash, investments that are non-redeemable with non-current maturities and investments in non-listed equity instruments.

(c)   Share-based payments

The Company grants stock options to employees and non-employees to exercise common shares of the Company. The Board of Directors grants such options for periods of up to ten years, with vesting periods determined at their sole discretion and at prices equal to or greater than the closing market price on the day preceding the date the options were granted.

The fair value of the options granted to employees is measured at grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period. The fair value of both employee and non-employee options is recognized as an expense with a corresponding increase in contributed surplus. The amount recognized as expense is adjusted to reflect the number of share options expected to vest. When options are exercised, the related amount in contributed surplus is transferred to share capital.

The fair value of options granted to non-employees is recognized and measured at the date the goods and services are received based on the fair value of such goods and services. If it is determined that such goods and services received cannot be reliably measured, the share-based payment is measured at the fair value of the equity instruments using the Black-Scholes option pricing model.

3.Summary of material accounting policies (cont’d)

(c)   Property and equipment

The Company depreciates the cost of property and equipment over their estimated useful lives using the declining balance of computer equipment over 36 months. Residual values and useful economic lives are reviewed at least annually, and adjusted if appropriate, at each reporting date. Subsequent expenditure relating to an item of property and equipment is capitalized when it is probable that future economic benefits from the use of the assets will be increased. All other subsequent expenditures are recognized as repairs and maintenance expenses during the period in which they are incurred. Gains and losses on disposal of equipment are determined by comparing the proceeds from disposal with the carrying amount of the asset and are recognized net within other income in the consolidated statement of operations and comprehensive loss.

(d)   Intangible assets

Intangible assets acquired separately are measured on initial recognition at fair value. Following initial recognition, intangible assets with finite useful lives are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The Company amortizes its intangible assets on a straight-line basis over the life of the license which is 20 years.

At each reporting date, the Company assesses whether there is an indication that the intangible assets are impaired. Intangible assets with indefinite useful lives or those not yet available for use are reviewed for impairment at least annually or more frequently if circumstances such as significant declines in expected sales, earnings or cash flows indicate that it is more likely than not that the asset might be impaired.

(e)   Impairment of non-current assets

An impairment is recognized when the carrying amount of an asset, or its cash generating unit (“CGU”), exceeds its recoverable amount. The recoverable amount is the greater of the asset’s/CGU’s fair value less costs of disposal and value in use. The carrying amount of the intangible assets are reduced by this amount. Impairment losses are reversed in subsequent periods only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized. Intangible assets are derecognized at disposal or when no future economic benefits are expected from their use or disposal.

(f)   Leases

Under IFRS 16 – Leases, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date for leases greater than 12 months. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. Right-of-use assets are subsequently depreciated over the remaining term of the lease and are carried at cost less accumulated depreciation and impairment. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

Lease liabilities are subsequently reduced by lease payments net of interest expense calculated using the effective interest method. The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease. The termination of the lease is accounted for as a decrease in the scope of the lease with remaining lease liability and right-of-use assets derecognized and any gain or loss relating to the termination is recognized in the consolidated statements of operations and comprehensive loss.

3.Summary of material accounting policies (cont’d)

(g)   Research and development expenditures

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development costs are capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Expenditures that are capitalized may include the cost of materials and services, direct labour and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in the statement of operations and comprehensive loss as incurred.

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss when incurred.

(h)   Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share using the treasury stock method whereby the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods. The diluted loss per share is equal to the basic loss per share where the effect of stock options and warrants is antidilutive as it would decrease loss per share.

(I)   Financial instruments

i)	Classification

The following table shows the classification and measurement bases of the Company’s financial instruments under IFRS 9:

Financial Assets/Liabilities	Classification and Measurement
Cash	Financial assets at amortized cost
Accounts receivable	Financial assets at amortized cost
Investments	Amortized costs and Fair value through other comprehensive income
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Loan payable	Financial liabilities at amortized cost

The Company determines the classification of financial assets at initial recognition. The classification of its instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as Fair value through profit and loss (“FVTPL”). For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them at fair value through other comprehensive income (“FVOCI”). Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

3.Summary of material accounting policies (cont’d)

ii)	Measurement

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of loss and comprehensive loss in the period in which they arise. Fair value of the investments is determined based on prices on the stock exchange on the relevant valuation date. Where the Company has opted to recognize financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive loss.

iii)	Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve months’ expected credit losses. The Company recognizes in the statement of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss-allowance at the reporting date to the amount that is required to be recognized.

iv)	Fair value hierarchy

IFRS 7 Financial Instruments: Disclosures require classification of fair value measurements using a fair value hierarchy that reflects the significance of inputs used in making the measurements. The levels of the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Inputs for assets or liabilities that are not based on observable market data.

(g)   Equity

Proceeds from unit placements are allocated between share capital and warrants issued. The fair value of the warrants is determined using the Black-Scholes pricing model.

3.Summary of material accounting policies (cont’d)

(h)   Revenue Recognition

The Company’s accounting policy for revenue recognition under IFRS 15, Revenue from Contracts with Customers, follows a five-step model to determine the amount and timing of revenue to be recognized: 1. Identifying the contract with a customer; 2. Identifying the performance obligations within the contract; 3. Determining the transaction price; 4. Allocating the transaction price to the performance obligations; and 5. Recognizing revenue when/as performance obligation(s) are satisfied. Revenue is recognized when or as the associated performance obligations are delivered and based on the expected consideration to be received. The Company generates revenues from licensing the right to use the Company’s intellectual property. The fees that are outlined in the agreement are recognized when the Company’s obligations have been performed. For licenses with multiple performance obligations, the Company will identify specific distinct goods and services and will recognize revenue when the performance obligations for each distinct good or service have been performed. The Company also analyzes its collaboration arrangements to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. The Company assesses whether there are any elements of the collaboration that are more reflective of a vendor-customer relationship and is therefore within the scope of IFRS 15. For these elements of the arrangement that are accounted for pursuant to IFRS 15, the Company applies the five-step model above. The collaboration arrangements entered into during the years ended December 2025, did not meet the scope of IFRS 15.

(k)   Investment tax credits

The amounts and the recognition of the investment tax credits receivable involve a certain degree of judgment with regards to the eligibility of the research and development expenditures which give rise to the tax credits refunds and to the probability of fully receiving the amounts. The amounts claimed by the Company are subject to review and the approval of the tax authorities, and it is possible that the amounts granted will differ from the amounts claimed.

(i)	Standards, amendments and interpretations to existing standards that are not yet effective and have not been early adopted by the Company

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements, and consequential amendments to several other standards. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, with prescribed subtotals for each new category. It also requires disclosure of management-defined performance measures which will now form part of the audited financial statements.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively. The Company is currently working to identify any impact the amendments will have on the consolidated financial statements and notes to the consolidated financial statements.